Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 193	¥ 1,308	¥ 1,583
Impairment of property, plant and equipment		¥ 1,896		¥ 1,896